Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

(10) Stock-Based Compensation

In September 2021, the Company’s board of directors and stockholders adopted the 2021 Equity Incentive Plan (the “2021 Plan”), which provides for the grant of incentive stock options and non-qualified stock options to purchase shares of the Company’s common stock, stock appreciation rights, restricted stock units, restricted or unrestricted shares of common stock, performance shares, performance units, incentive bonus awards, other stock-based awards and other cash-based awards. No awards may be made under the 2021 Plan on or after September 24, 2031, but the 2021 Plan will continue thereafter while previously granted awards remain outstanding.

The initial number of shares of common stock available for issuance in connection with options and other awards granted under the 2021 Plan was 1,086,160. The number of shares of common stock available for issuance under the 2021 Plan will automatically increase on January 1st of each year commencing with January 1, 2022 and on each January 1 thereafter until the expiration date, in an amount equal to 5% percent of the total number of shares of our common stock outstanding on December 31st of the preceding calendar year, on a fully diluted basis, unless the board of directors takes action prior thereto to provide that there will not be an increase in the share reserve for such year or that the increase in the share reserve for such year will be of a lesser number of shares of common stock than would otherwise occur. The shares of common stock underlying any awards that are forfeited, cancelled, held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, repurchased or are otherwise terminated by the Company under the 2021 Plan will be added back to the shares of common stock available for issuance under the 2021 Plan.

The Company recorded stock-based compensation expense of $43,835 during the year ended December 31, 2021, relating to options issued in connection with the Company’s IPO. As of December 31, 2021, there was $2,637,895 of unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the 2021 Plan, which is expected to be recognized over 4 years.

A summary of option activity under the Plan during the year ended December 31, 2021 was as follows:

		Weighted-Average	Weighted-Average Remaining	Aggregate Intrinsic
	Shares	Exercise Price	Contractual Term	Value
Outstanding at December 31, 2020	—
Grants	523,285	$6.00	6.25 years	-
Exercised	—
Forfeitures or expirations	—
Outstanding at December 31, 2021	523,285
Vested and expected to vest at December 31, 2021	-
Exercisable at December 31, 2021	-

The Company’s stock options issued in 2021 qualify for equity accounting treatment under ASC 718 and are measured at fair value as of their grant date accordingly. The fair value of the options were estimated using a Black-Scholes model. The assumptions that the Company used to estimate the grant-date fair value of stock options granted to employees and directors were as follows:

December 31,
2021
Risk-free interest rate	0.012%
Expected term (in years)	6.25
Expected volatility	1.134
Expected dividend yield	0%

Risk-Free Interest Rate: The Company based the risk-free interest rate over the expected term of the options based on the constant maturity of U.S. Treasury securities with similar maturities as of the date of grant.

Expected Term: The expected term represents the period that the options granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting dates and the end of the contractual term.)

Expected Volatility: The Company uses an average historical stock price volatility of comparable public companies within the biotechnology and pharmaceutical industry that were deemed to be representative of future stock price trends as the Company does not have sufficient trading history for its common stock. The Company will continue to apply this process until a sufficient amount of historical information regarding volatility of its own stock price becomes available.

Expected Dividend Yield: The Company has not paid and does not anticipate paying any dividends in the near future. Therefore, the expected dividend yield was zero.

The grant-date fair value of options granted during the year ended December 31, 2021 was $5.125.

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock. Because there were no stock options with exercise prices lower than the fair value of the Company’s common stock, the aggregate intrinsic value is zero.